Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$138,710,289.31	0.5439619	$120,801,122.66	0.4737299	$17,909,166.65
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$290,720,289.31	0.2869866	$272,811,122.66	0.2693074	$17,909,166.65

Weighted Avg. Coupon (WAC)	3.11%		3.11%
Weighted Avg. Remaining Maturity (WARM)	30.02		29.10
Pool Receivables Balance	$315,930,147.34		$297,364,600.26
Remaining Number of Receivables	34,725		33,742

Adjusted Pool Balance	$306,030,275.86		$288,121,109.21

III. COLLECTIONS

Principal:
Principal Collections	$18,181,347.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$411,123.56
Total Principal Collections	$18,592,470.88

Interest:
Interest Collections	$800,322.74
Late Fees & Other Charges	$44,054.04
Interest on Repurchase Principal	$-
Total Interest Collections	$844,376.78

Collection Account Interest	$19,911.72
Reserve Account Interest	$3,127.60
Servicer Advances	$-

Total Collections	$19,459,886.98

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$19,459,886.98
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,459,886.98

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$263,275.12	$-	$263,275.12	263,275.12
	Collection Account Interest					$19,911.72
	Late Fees & Other Charges					$44,054.04
Total due to Servicer						$327,240.88

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$168,764.19		$168,764.19
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$292,815.36		$292,815.36	292,815.36

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$18,689,421.57

9.	Regular Principal Distribution Amount:					17,909,166.65

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$17,909,166.65
	Class A-4 Notes				$-
	Class A Notes Total:		$17,909,166.65		$17,909,166.65
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$17,909,166.65		$17,909,166.65

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					780,254.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,899,871.48
Beginning Period Amount	$9,899,871.48
Current Period Amortization	$656,380.43
Ending Period Required Amount	$9,243,491.05
Ending Period Amount	$9,243,491.05
Next Distribution Date Required Amount	$8,611,373.48

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2018
Distribution Date	04/16/18
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.00%	5.31%	5.31%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.72%	33,309	98.36%	$292,492,652.57
30 - 60 Days	1.04%	351	1.32%	$3,925,473.64
61 - 90 Days	0.19%	64	0.24%	$725,965.23
91-120 Days	0.05%	18	0.07%	$220,508.82
121 + Days	0.00%	0	0.00%	$-
Total		33,742		$297,364,600.26

Delinquent Receivables 30+ Days Past Due
Current Period	1.28%	433	1.64%	$4,871,947.69
1st Preceding Collection Period	1.19%	413	1.48%	$4,690,595.62
2nd Preceding Collection Period	1.51%	534	1.86%	$6,196,948.08
3rd Preceding Collection Period	1.54%	559	1.90%	$6,672,282.63
Four-Month Average	1.38%		1.72%

Repossession in Current Period		16		$146,516.72
Repossession Inventory		69		$132,749.53

Current Charge-Offs
Gross Principal of Charge-Offs				$384,199.76
Recoveries				$(411,123.56)
Net Loss				$(26,923.80)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.10%

Average Pool Balance for Current Period				$306,647,373.80

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.11%
1st Preceding Collection Period				0.42%
2nd Preceding Collection Period				1.59%
3rd Preceding Collection Period				0.99%
Four-Month Average				0.72%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		41	1,928	$25,386,619.54
Recoveries		65	1,666	$(13,494,489.64)
Net Loss				$11,892,129.90
Cumulative Net Loss as a % of Initial Pool Balance				1.12%

Net Loss for Receivables that have experienced a Net Loss *		32	1,438	$11,931,772.86
Average Net Loss for Receivables that have experienced a Net Loss				$8,297.48

Principal Balance of Extensions				$574,422.27
Number of Extensions				47

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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